UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22635

Blackstone Alternative Alpha Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of agent for service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: 3/31

Date of reporting period: 7/1/16 - 6/30/17

Item 1. Proxy Voting Record

                               Ticker           Meeting                                      Mgmt.
Issuer                         Symbol CUSIP No.  Date                Proposal                Rec.  Vote Cast Sponsor
------                         ------ --------- ------- ------------------------------------ ----- --------- -------
Elliott International Limited   ARNC  04685W103 7/11/17 Proposal 1: Proxy on behalf of        For     For    Issuer
                                                        Class A & Class B Shareholders
                                                        to vote on Amendments to the
                                                        Private Placement Memorandum
                                                        of the Company. Proposed
                                                        updates are as follows:
                                                        (1) update and expand the
                                                        description of the business,
                                                        including areas such as private
                                                        equity and private credit
                                                        positions; (2) describe additional
                                                        opportunities for investors going
                                                        forward, such as the potential for
                                                        investors to co-invest; (3) clarify
                                                        how existing business is
                                                        managed and will manage the
                                                        business prospectively in areas
                                                        of increased focus, such as
                                                        expenses and potential conflicts
                                                        of interest; and (4) generally
                                                        make the Fund Documents more
                                                        explanatory; (5) the Fund
                                                        Documents set out other
                                                        important changes, as well as
                                                        miscellaneous technical and
                                                        "housekeeping" changes.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Blackstone Alternative Alpha Master Fund

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin
President (Principal Executive Officer)

Date	August 29, 2017